EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning balance	$ 50,111,000	$ 49,804,000
Drilling and exploration	1,148,000	1,312,000
Assessments and taxes	1,073,000	(842,000)
Effect of movements in exchange rates	(6,000)	(100,000)
La preciosa non-core concessions transfer		0
Option income		(63,000)
Ending balance	52,326,000	50,111,000
Avino, Mexico City [Member]
Statement [Line Items]
Beginning balance	15,698,000	11,828,000
Drilling and exploration	101,000	877,000
Assessments and taxes	100,000	88,000
Effect of movements in exchange rates	(6,000)	22,000
La preciosa non-core concessions transfer		2,946,000
Option income		(63,000)
Ending balance	15,893,000	15,698,000
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning balance	1,000	1,000
Drilling and exploration	0	0
Assessments and taxes	0	0
Effect of movements in exchange rates	0	0
Option income		0
Ending balance	1,000	1,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning balance	34,412,000	37,975,000
Drilling and exploration	1,047,000	435,000
Assessments and taxes	973,000	(930,000)
Effect of movements in exchange rates	0	(122,000)
La preciosa non-core concessions transfer		(2,946,000)
Option income		0
Ending balance	$ 36,432,000	$ 34,412,000